Basis of preparation (Tables)	6 Months Ended
Jun. 30, 2022
Basis of preparation
Schedule of exchange rates applied

The exchange rates applied for balances and transactions in currencies other than the presentation currency of the Group, US dollars (USD) were:

USD : local currency	Closing rate at period end		Average rate for the period to date
	30 Jun 2022	31 Dec 2021	Half year 2022	Half year 2021
Chinese yuan (CNY)	6.69	6.37	6.48	6.47
Hong Kong dollar (HKD)	7.85	7.80	7.83	7.76
Indian rupee (INR)	78.97	74.34	76.23	73.33
Indonesian rupiah (IDR)	14,897.50	14,252.50	14,453.52	14,273.32
Malaysian ringgit (MYR)	4.41	4.17	4.27	4.10
Singapore dollar (SGD)	1.39	1.35	1.37	1.33
Taiwan dollar (TWD)	29.73	27.67	28.73	28.02
Thai baht (THB)	35.35	33.19	33.73	30.83
UK pound sterling (GBP)	0.82	0.74	0.77	0.72
Vietnamese dong (VND)	23,265.00	22,790.00	22,925.22	23,044.83